Loans and Allowance for Loan Losses, Allowance for Loans Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 10	$ 0
Collectively evaluated for impairment	6,473	7,160
Total ending allowance balance	6,483	7,160	$ 6,272
Loans [Abstract]
Loans individually evaluated for impairment	10,023	11,026
Loans collectively evaluated for impairment	821,168	837,638
Total ending loans balance	831,191	848,664
Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	980	1,480
Total ending allowance balance	980	1,480	1,250
Loans [Abstract]
Loans individually evaluated for impairment	0	411
Loans collectively evaluated for impairment	274,425	305,067
Total ending loans balance	274,425	305,478
Commercial Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,548	2,431
Total ending allowance balance	2,548	2,431	1,928
Loans [Abstract]
Loans individually evaluated for impairment	5,411	5,845
Loans collectively evaluated for impairment	276,386	247,604
Total ending loans balance	281,797	253,449
Commercial and Industrial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	10	0
Collectively evaluated for impairment	1,561	1,776
Total ending allowance balance	1,571	1,776	1,447
Loans [Abstract]
Loans individually evaluated for impairment	4,531	4,686
Loans collectively evaluated for impairment	136,994	153,006
Total ending loans balance	141,525	157,692
Consumer [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,384	1,473
Total ending allowance balance	1,384	1,473	$ 1,647
Loans [Abstract]
Loans individually evaluated for impairment	81	84
Loans collectively evaluated for impairment	133,363	131,961
Total ending loans balance	$ 133,444	$ 132,045